01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05 | Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Fund Summary Fund: Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Advisor® Series Stock Selector Large Cap Value Fund}	01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05 Fidelity Advisor® Series Stock Selector Large Cap Value Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Series Stock Selector Large Cap Value Fund}
01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default

Management fee	none	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none	[1]
[1]	Adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor® Series Stock Selector Large Cap Value Fund}
01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default
USD ($)

1 year	none
3 years	none
5 years	none
10 years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
  Investing in securities of companies that Fidelity Management & Research Company (FMR) believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry (stocks of these companies are often called "value" stocks).
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.23%	March 31, 2013
Lowest Quarter Return	-9.54%	September 30, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor® Series Stock Selector Large Cap Value Fund} - 01.31 Fidelity Advisor Series Stock Selector Large Cap Value Fund PRO-05 - Fidelity Advisor® Series Stock Selector Large Cap Value Fund
	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default				Dec. 06, 2012
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default | Return Before Taxes	11.83%	13.18%	13.09%
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default | After Taxes on Distributions	9.77%	11.00%	10.94%	Dec. 06, 2012
Fidelity Advisor Series Stock Selector Large Cap Value Fund-Default | After Taxes on Distributions and Sales	8.01%	9.93%	9.87%	Dec. 06, 2012
Russell 1000® Value Index(reflects no deduction for fees, expenses, or taxes)	13.66%	14.04%	14.21%
[1]	From December 6, 2012